Shareholders' Equity - Schedule of Treasury Shares (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2017 $ / shares
Shareholders equity [line items]
Repurchase of share price	$ 5.00
Bottom of range [member]
Shareholders equity [line items]
Repurchase of share price	4.6
Top of range [member]
Shareholders equity [line items]
Repurchase of share price	$ 5.5